COMBINED AND CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 283,462	$ 246,436
Short-term investments	166,414	252,342
Accounts receivable due	120,210	47,304
Prepaid expenses and other current assets	16,104	5,693
Total current assets	586,190	551,775
Property and equipment, net	30,874	35,702
Intangible assets, net	3,539	3,071
Goodwill	11,652	7,517
Long-term investments	45,199	5,500
Other assets	327	3,369
Total assets	677,781	606,934
Current liabilities (including amounts of the combined and consolidated VIE without recourse to the primary beneficiaries of $87,402 and $173,106 as of December 31, 2013 and 2014, respectively. (Note 1)):
Accounts payable	2,420	824
Accrued liabilities due to third parties and employees	81,692	52,907
Accrued liabilities due to related parties (Note 9)	5,786	3,507
Deferred revenues	20,957	15,031
Amount due to SINA	1,717	267,722
Investor option liability		29,504
Total current liabilities	112,572	369,495
Long-term liabilities
Deferred tax liabilities	873	768
Total long-term liabilities	873	768
Total liabilities	113,445	370,263
Commitments and contingencies (Note 15)
Mezzanine equity (Note 3)
Total mezzanine equity		479,612
Shareholders' equity (deficit):
Ordinary shares: $0.00025 par value; 600,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 150,392 and 203,658 shares (including 87,649 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2013 and 2014, respectively.	51	37
Additional paid-in capital	904,402	31,352
Accumulated other comprehensive income (loss)	(2,943)	521
Accumulated deficit	(338,229)	(274,851)
Total Weibo shareholders' equity (deficit)	563,281	(242,941)
Non-controlling interests	1,055
Total shareholders' equity(deficit)	564,336	(242,941)
Total liabilities, mezzanine equity and shareholders' equity	677,781	606,934
Convertible preferred shares
Mezzanine equity (Note 3)
Total mezzanine equity		479,612
Third parties
Current assets:
Accounts receivable due	36,976	24,175
SINA and other related parties
Current assets:
Accounts receivable due	18,509	1,830
Alibaba
Current assets:
Accounts receivable due	$ 64,725	$ 21,299